CAPITAL LEASE LIABILITIES	12 Months Ended
Sep. 30, 2021
Capital Lease Liabilities
CAPITAL LEASE LIABILITIES

NOTE 13 — CAPITAL LEASE LIABILITIES

On December 25, 2020, the Company’s VIE, Xi’an App-Chem (the “Lessee”) entered into a sale and leaseback agreement with Taizhongyin Finance Lease (Suzhou) Ltd. (“the Lessor”) and sold part of its plant machines with carrying value of RMB 2 million (approximately $0.3 million) to the lessor and then leases them back from the lessor within two years. Pursuant to the terms of the contract, the Company is required to pay to the lessor monthly lease payment and interest, and is entitled to obtain the ownership of these machinery and equipment at a nominal price upon the expiration of the lease. Management accounted for the amount received as a finance lease liability. During the lease term, each minimum lease payment is allocated between a reduction of the obligation and interest expense to produce a constant periodic rate of interest on the remaining balance of the obligation. Total accumulated interest on the leased equipment is $15,707 as of September 30, 2021.

The maturities of the Company’s finance lease liabilities are as follows:

US$
Year Ending September 30,
2022	$176,525
2023	29,421
Total	$205,946